Credit Facilities, Long-Term Debt and Lease Liabilities - Currency Impacts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Net increase (decrease) in borrowings under credit facilities	$ 46	$ (449)	$ 114
USD | Senior Notes and Tax Equity
Disclosure of detailed information about borrowings [line items]
Notional amount	27	41
AUD | Non-Recourse Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Net increase (decrease) in borrowings under credit facilities	$ (9)	$ (9)